Financial risk management, Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial risk management [Abstract]
Increased / decreased in interest rates	0.50%
Gains (losses) on exchange differences on interest rate swaps, before tax	$ 0.7	$ 1.1